Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 77,105	$ 78,604
Work-in-process	7,883	6,559
Raw materials	39,491	38,495
Total Inventory	$ 124,479	$ 123,658